INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The components of income before income taxes and non-controlling interests consist of the following for the years ended December 31:

(in thousands)	2021	2020

Domestic - Luxembourg	$25,490	$(50,822)
Foreign - U.S.	(9,536)	(13,243)
Foreign - non-U.S.	(669)	6,359

Total	$15,285	$(57,706)

Schedule of income tax provision (benefit)
The income tax provision consists of the following for the years ended December 31:

(in thousands)	2021	2020

Current:
Domestic - Luxembourg	$—	$(2,158)
Foreign - U.S. federal	(432)	4,992
Foreign - U.S. state	(308)	(322)
Foreign - non-U.S.	(3,197)	(6,088)

	$(3,937)	$(3,576)
Deferred:
Domestic - Luxembourg	$(140)	$224
Foreign - U.S. federal	519	(2,808)
Foreign - U.S. state	836	(465)
Foreign - non-U.S.	(510)	(1,984)

	$705	$(5,033)

Income tax provision	$(3,232)	$(8,609)

Summary of tax effects of the temporary differences
A summary of the tax effects of the temporary differences is as follows for the years ended December 31:

(in thousands)	2021	2020

Non-current deferred tax assets:
Net operating loss carryforwards	$368,824	$353,358
U.S. federal and state tax credits	194	242
Other non-U.S. deferred tax assets	13,326	11,327
Share-based compensation	1,220	1,658
Accrued expenses	962	1,205
Unrealized losses	10,397	10,351
Non-current deferred tax liabilities:
Intangible assets	(8,290)	(8,133)
Depreciation	61	(441)
Other non-U.S. deferred tax liability	(523)	(7)
Other	334	(736)
	386,505	368,824

Valuation allowance	(389,147)	(372,227)

Non-current deferred tax liabilities, net	$(2,642)	$(3,403)

Schedule of the reconciliation of income tax provision to the Luxembourg statutory income tax rate
The following table reconciles the Luxembourg statutory tax rate to our effective tax rate for the years ended December 31:

	2021	2020

Statutory tax rate	24.94%	24.94%
Change in valuation allowance	130.03	(29.79)
State tax expense	(3.87)	(1.25)
Tax credits	0.36	0.10
Uncertain tax positions	11.82	(2.94)
Income tax rate change	—	(2.40)
Tax rate differences on foreign earnings	6.46	(6.62)
Tax Exempt Income	(145.91)	—
Other	(2.70)	3.04

Effective tax rate	21.14%	(14.92)%

Summary of income tax contingencies
The following table summarizes changes in unrecognized tax benefits during the years ended December 31:

(in thousands)	2021	2020

Amount of unrecognized tax benefits as of the beginning of the year	$8,541	$9,767
Decreases as a result of tax positions taken in a prior period	(1,648)	(2,591)
Increases as a result of tax positions taken in a prior period	2,130	767
Increases as a result of tax positions taken in the current period	—	598

Amount of unrecognized tax benefits as of the end of the year	$9,023	$8,541